UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12-31-2005
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  700 Seventeenth Street Suite 2350
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          Denver, CO 80202
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          ----------------------------------------------------------------------

Form 13F File Number: 28-05337
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             1-19-2006
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          121
                                         -----------

Form 13F Information Table Value Total:  $   122,087
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Peabody Energy Corporation     COMMON STOCK                    5,738,493        69,625      SOLE          SOLE       SOLE
Exxon Mobil Corporation        COMMON STOCK     91927806       4,962,058        88,340      SOLE          SOLE       SOLE
Sabine Royalty Trust           COMMON STOCK     785688102      4,516,146        99,147      SOLE          SOLE       SOLE
Procter & Gamble               COMMON STOCK     742718109      2,770,195        47,861      SOLE          SOLE       SOLE
Public Storage Inc.            COMMON STOCK                    2,419,297        35,725      SOLE          SOLE       SOLE
General Electric               COMMON STOCK     369604103      2,396,439        68,372      SOLE          SOLE       SOLE
Healthcare Realty Trust        COMMON STOCK     421946104      2,377,142        71,450      SOLE          SOLE       SOLE
Apache Corp                    COMMON STOCK                    2,364,214        34,504      SOLE          SOLE       SOLE
Alliance Capital Mgmt LP       COMMON STOCK     18548107       2,317,220        41,020      SOLE          SOLE       SOLE
Plum Creek Timber Co           COMMON STOCK     729251108      2,301,072        63,830      SOLE          SOLE       SOLE
UnitedHealth Group             COMMON STOCK     910581107      2,196,960        35,355      SOLE          SOLE       SOLE
United Technologies            COMMON STOCK     913017109      2,074,820        37,110      SOLE          SOLE       SOLE
AmeriGas Partners LP           COMMON STOCK     30975106       2,073,180        73,335      SOLE          SOLE       SOLE
Buckeye Partners LP            COMMON STOCK                    2,012,205        47,660      SOLE          SOLE       SOLE
Ebay Inc                       COMMON STOCK                    1,999,141        46,255      SOLE          SOLE       SOLE
San Juan Basin Royal Tr        COMMON STOCK     798241105      1,994,003        45,755      SOLE          SOLE       SOLE
Sector Spdr Engy Select        COMMON STOCK                    1,979,548        39,347      SOLE          SOLE       SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                    1,848,108        64,755      SOLE          SOLE       SOLE
Goldman Sachs Group Inc        COMMON STOCK                    1,818,590        14,240      SOLE          SOLE       SOLE
Microsoft Corporation          COMMON STOCK     594918104      1,773,624        67,825      SOLE          SOLE       SOLE
Equity Office Pptys Tst        COMMON STOCK                    1,762,325        58,105      SOLE          SOLE       SOLE
FPL Group                      COMMON STOCK                    1,715,181        41,270      SOLE          SOLE       SOLE
Bristol-Myers Squibb           COMMON STOCK     110122108      1,685,750        73,357      SOLE          SOLE       SOLE
Devon Energy Corp New          COMMON STOCK                    1,682,013        26,895      SOLE          SOLE       SOLE
Pepsico Inc.                   COMMON STOCK     997134101      1,575,368        26,665      SOLE          SOLE       SOLE
Ingersoll Rand                 COMMON STOCK                    1,539,510        38,135      SOLE          SOLE       SOLE
AT&T Inc.                      COMMON STOCK                    1,517,817        61,977      SOLE          SOLE       SOLE
Cisco Systems                  COMMON STOCK     17275R102      1,467,612        85,725      SOLE          SOLE       SOLE
Xcel Energy Inc                COMMON STOCK                    1,453,596        78,743      SOLE          SOLE       SOLE
Anadarko Petroleum             COMMON STOCK     32511107       1,437,358        15,170      SOLE          SOLE       SOLE
XTO Energy Inc                 COMMON STOCK                    1,354,890        30,835      SOLE          SOLE       SOLE
Home Depot                     COMMON STOCK     437076102      1,337,419        33,039      SOLE          SOLE       SOLE
U S Bancorp Del                COMMON STOCK                    1,312,440        43,909      SOLE          SOLE       SOLE
Wells Fargo                    COMMON STOCK     949746101      1,216,954        19,369      SOLE          SOLE       SOLE
Expeditors Int'l               COMMON STOCK                    1,199,653        17,770      SOLE          SOLE       SOLE
Altria Group                   COMMON STOCK                    1,193,876        15,978      SOLE          SOLE       SOLE
Southern Company               COMMON STOCK     842587107      1,154,683        33,440      SOLE          SOLE       SOLE
Hospitality Pptys TRUST        COMMON STOCK                    1,148,063        28,630      SOLE          SOLE       SOLE
Dell Computer Corp             COMMON STOCK     247025109      1,097,518        36,645      SOLE          SOLE       SOLE
Citigroup Inc.                 COMMON STOCK     172967101      1,088,431        22,428      SOLE          SOLE       SOLE
Intel Corporation              COMMON STOCK     458140100      1,079,071        43,232      SOLE          SOLE       SOLE
Apartment Invt & Mgmt A        COMMON STOCK     03748R101      1,077,250        28,446      SOLE          SOLE       SOLE
Duke Energy                    COMMON STOCK     264399106      1,066,707        38,860      SOLE          SOLE       SOLE
Target Corp                    COMMON STOCK     872540109      1,013,042        18,429      SOLE          SOLE       SOLE
Sherwin Williams               COMMON STOCK                      973,351        21,430      SOLE          SOLE       SOLE
MBNA Corporation               COMMON STOCK     55262L100        944,929        34,804      SOLE          SOLE       SOLE
Ishares Tr MSCI EAFE Fd        COMMON STOCK                      906,070        15,246      SOLE          SOLE       SOLE
BP PLC                         COMMON STOCK     55622104         904,410        14,083      SOLE          SOLE       SOLE
Bank of America Corp           COMMON STOCK                      885,157        19,180      SOLE          SOLE       SOLE
McGraw Hill Cos Inc            COMMON STOCK                      876,936        16,985      SOLE          SOLE       SOLE
Johnson & Johnson              COMMON STOCK     478160104        875,176        14,562      SOLE          SOLE       SOLE
Medtronic Inc.                 COMMON STOCK     585055106        843,401        14,650      SOLE          SOLE       SOLE
Applied Materials Inc          COMMON STOCK     3822105          840,130        46,830      SOLE          SOLE       SOLE
Zimmer Holdings Inc            COMMON STOCK     98956P102        812,652        12,050      SOLE          SOLE       SOLE
Time Warner Inc.               COMMON STOCK     887317105        803,129        46,051      SOLE          SOLE       SOLE
Clorox Co.                     COMMON STOCK                      803,059        14,116      SOLE          SOLE       SOLE
Quest Diagnostic Inc           COMMON STOCK                      794,594        15,435      SOLE          SOLE       SOLE
Emerson Electric Company       COMMON STOCK     291011104        787,338        10,540      SOLE          SOLE       SOLE
Questar Corporation            COMMON STOCK                      786,750        10,393      SOLE          SOLE       SOLE
Walgreen Company               COMMON STOCK     931422109        775,878        17,530      SOLE          SOLE       SOLE
3M Company                     COMMON STOCK     604059105        772,210         9,964      SOLE          SOLE       SOLE
EOG Resources                  COMMON STOCK     293562104        764,515        10,420      SOLE          SOLE       SOLE
Biotech Holders TRUST          COMMON STOCK                      762,926         3,800      SOLE          SOLE       SOLE
Ishares Tr Nasdaq Bio Fd       COMMON STOCK                      762,282         9,869      SOLE          SOLE       SOLE
Alcoa Inc.                     COMMON STOCK     13817101         755,070        25,535      SOLE          SOLE       SOLE
Allstate Corp                  COMMON STOCK     20002101         746,977        13,815      SOLE          SOLE       SOLE
Qualcomm Inc                   COMMON STOCK                      741,622        17,215      SOLE          SOLE       SOLE
Washington Mutual Inc          COMMON STOCK                      731,018        16,805      SOLE          SOLE       SOLE
HSBC Hldgs Plc Adr New         COMMON STOCK                      705,722         8,770      SOLE          SOLE       SOLE
Noble Corporation              COMMON STOCK                      693,761         9,835      SOLE          SOLE       SOLE
Nokia Corp                     COMMON STOCK     654902204        667,676        36,485      SOLE          SOLE       SOLE
Vodafone ADR                   COMMON STOCK     92857T107        665,570        31,000      SOLE          SOLE       SOLE
Keycorp Inc New                COMMON STOCK                      599,326        18,200      SOLE          SOLE       SOLE
Wal Mart Stores Inc.           COMMON STOCK                      575,078        12,288      SOLE          SOLE       SOLE
Sector Spdr Util Select        COMMON STOCK                      565,805        18,025      SOLE          SOLE       SOLE
Sector SPDR Tech Select        COMMON STOCK                      535,772        25,635      SOLE          SOLE       SOLE
Chevron Corp                   COMMON STOCK     166741100        530,529         9,345      SOLE          SOLE       SOLE
Abbott Laboratories            COMMON STOCK     2824100          521,383        13,223      SOLE          SOLE       SOLE
WP Carey & Co LLC              COMMON STOCK                      513,794        20,260      SOLE          SOLE       SOLE
Nabors Industries Ltd          COMMON STOCK                      507,904         6,705      SOLE          SOLE       SOLE
General Dynamics Corp          COMMON STOCK                      499,539         4,380      SOLE          SOLE       SOLE
Pfizer Incorporated            COMMON STOCK     717081103        447,534        19,191      SOLE          SOLE       SOLE
Polaris Industries             COMMON STOCK     731068102        443,517         8,835      SOLE          SOLE       SOLE
Hewlett Packard Company        COMMON STOCK                      423,295        14,785      SOLE          SOLE       SOLE
Sector Spdr Health Fund        COMMON STOCK                      409,283        12,903      SOLE          SOLE       SOLE
Stryker Corp                   COMMON STOCK                      394,761         8,885      SOLE          SOLE       SOLE
Waste Management Inc Del       COMMON STOCK                      392,274        12,925      SOLE          SOLE       SOLE
Ultra Petroleum Corp           COMMON STOCK                      390,600         7,000      SOLE          SOLE       SOLE
FedEx Corp                     COMMON STOCK                      390,297         3,775      SOLE          SOLE       SOLE
Sector Spdr Materials Fd       COMMON STOCK                      361,604        11,942      SOLE          SOLE       SOLE
Arthur J Gallagher & Co        COMMON STOCK                      355,120        11,500      SOLE          SOLE       SOLE
Caterpillar Inc.               COMMON STOCK     149123101        335,413         5,806      SOLE          SOLE       SOLE
American Express Company       COMMON STOCK     25816109         319,052         6,200      SOLE          SOLE       SOLE
Sysco Corp.                    COMMON STOCK     871829107        316,648        10,198      SOLE          SOLE       SOLE
Schlumberger Ltd.              COMMON STOCK     80685718001      312,532         3,217      SOLE          SOLE       SOLE
I Shares Tr DJ US Utils        COMMON STOCK                      305,840         4,000      SOLE          SOLE       SOLE
First Data Corporation         COMMON STOCK                      302,274         7,028      SOLE          SOLE       SOLE
Johnson Controls Inc           COMMON STOCK                      297,473         4,080      SOLE          SOLE       SOLE
Ishares Msci Jpn Idx Fd        COMMON STOCK                      280,689        20,761      SOLE          SOLE       SOLE
Walt Disney                    COMMON STOCK     254687106        276,542        11,537      SOLE          SOLE       SOLE
General Mills Inc.             COMMON STOCK     370334104        275,945         5,595      SOLE          SOLE       SOLE
Omnicom Group Inc              COMMON STOCK     681919106        273,182         3,209      SOLE          SOLE       SOLE
IBM                            COMMON STOCK     459200101        253,340         3,082      SOLE          SOLE       SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        252,824         6,272      SOLE          SOLE       SOLE
Ecolab Inc                     COMMON STOCK                      249,538         6,880      SOLE          SOLE       SOLE
Teleflex Inc                   COMMON STOCK                      248,549         3,825      SOLE          SOLE       SOLE
American Intl Group Inc.       COMMON STOCK     26874107         241,875         3,545      SOLE          SOLE       SOLE
Best Buy Inc                   COMMON STOCK                      239,249         5,503      SOLE          SOLE       SOLE
Vanguard Index Trust
  Total Sto                    COMMON STOCK                      232,724         1,887      SOLE          SOLE       SOLE
Barrick Gold                   COMMON STOCK                      222,960         8,000      SOLE          SOLE       SOLE
Fiserv Inc                     COMMON STOCK                      221,456         5,118      SOLE          SOLE       SOLE
Bard C R Incorporated          COMMON STOCK                      213,251         3,235      SOLE          SOLE       SOLE
Wilmington Trust Corp          COMMON STOCK     915298103        208,558         5,360      SOLE          SOLE       SOLE
Starbuck's                     COMMON STOCK     8552441          204,728         6,822      SOLE          SOLE       SOLE
Amgen, Inc.                    COMMON STOCK     31162100         201,487         2,555      SOLE          SOLE       SOLE
Symantec Corp                  COMMON STOCK                      183,750        10,500      SOLE          SOLE       SOLE
EMC Corp Mass                  COMMON STOCK     268648102        136,949        10,055      SOLE          SOLE       SOLE
Falcon Oil & Gas Ltd           COMMON STOCK                      113,631       210,700      SOLE          SOLE       SOLE
Galaxy Energy Corp             COMMON STOCK                       18,240        16,000      SOLE          SOLE       SOLE
Ben Ezra Weinstein New         COMMON STOCK                            5        50,000      SOLE          SOLE       SOLE
Pacer Energy                   COMMON STOCK                            0        35,000      SOLE          SOLE       SOLE